Note 12 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Operating loss carryforward	4,858	4,942
Current deferred tax asset, net	4,858	4,942
Non-current deferred tax assets:
Operating loss carryforward	36,053	22,826
Less: valuation allowances	(32,671)	(18,859)
Non-current deferred tax asset, net	3,382	3,967
Total	8,240	8,909
Deferred tax liabilities:
Intangible assets, net	5,646	8,592
Investment income	18,162	18,162
Total	23,808	26,754